SHARE-BASED COMPENSATION PLAN (Details 3) (Stock options, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended												0 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Minimum	Dec. 31, 2010 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2010 Maximum	Dec. 31, 2012 Share Incentive Plan	Dec. 31, 2011 Share Incentive Plan	Dec. 31, 2010 Share Incentive Plan	Dec. 31, 2012 2011 Equity Incentive Plan	Dec. 31, 2011 2011 Equity Incentive Plan	Nov. 09, 2012 Options granted under the merger and equal with VanceInfo	Nov. 09, 2012 Options granted under the merger and equal with VanceInfo Minimum	Nov. 09, 2012 Options granted under the merger and equal with VanceInfo Maximum	Nov. 09, 2012 VanceInfo 2005 Stock Option Plan	Dec. 31, 2012 VanceInfo 2005 Stock Option Plan	Nov. 09, 2012 VanceInfo 2007 Share Incentive Plan	Dec. 31, 2012 VanceInfo 2007 Share Incentive Plan
Share options
Balance at the beginning of the period (in shares)								554,381	1,361,483	955,303	34,055
Granted (in shares)									114,685	1,135,702	215,082	34,055				1,093,435		2,557,084
Vested (in shares)								(357,282)	(704,248)	(523,701)	(34,055)						(125)		(81,381)
Forfeited (in shares)								(81,840)	(217,539)	(205,821)									(49,088)
Balance at the end of the period (in shares)								115,259	554,381	1,361,483	215,084	34,055					1,093,310		2,426,615
Vested and expect to vest at the end of the period (in shares)								4,676,796			249,139						1,093,435		2,507,996
Weighted average grant-date fair value
Balance at the beginning of the period (in dollars per share)								$ 4.88	$ 2.51	$ 1.39	$ 4.32
Granted (in dollars per share)									$ 8.93	$ 3.07	$ 3.77	$ 4.32				$ 1.31		$ 6.18
Vested (in dollars per share)								$ 3.01	$ 1.67	$ 1.53	$ 4.32						$ 1.71		$ 3.47
Forfeited (in dollars per share)								$ 9.21	$ 4.18	$ 2.65	$ 3.89								$ 8.35
Balance at the end of the period (in dollars per share)								$ 7.63	$ 4.88	$ 2.51	$ 3.77	$ 4.32					$ 1.31		$ 6.23
Weighted-average exercise price per share
Balance at the beginning of the period (in dollars per share)								$ 6.56	$ 5.58	$ 5.02	$ 8.79
Granted (in dollars per share)									$ 16.74	$ 5.58	$ 7.25	$ 8.79				$ 1.90	$ 1.90	$ 7.56
Vested (in dollars per share)								$ 5.79	$ 5.30	$ 4.74	$ 8.79						$ 3.50		$ 6.57
Forfeited (in dollars per share)								$ 6.64	$ 9.76	$ 5.58									$ 7.96
Balance at the end of the period (in dollars per share)								$ 8.88	$ 6.56	$ 5.58	$ 7.25	$ 8.79					$ 1.90		$ 7.58
Vested and expect to vest at the end of the period (in dollars per share)								$ 4.45			$ 7.46						$ 1.90		$ 7.55
Assumptions used to estimate fair value of awards
Risk-free interest rate, minimum (as a percent)		1.44%	1.90%										0.70%
Risk-free interest rate, maximum (as a percent)		2.90%	3.04%										1.40%
Risk-free interest rate (as a percent)	1.04%
Expected Dividend yield (as a percent)
Expected life	6 years 6 months			5 years 6 months	5 years 6 months	6 years 1 month 6 days	6 years 1 month 6 days
Expected volatility, minimum (as a percent)			47.00%										52.00%
Expected volatility, maximum (as a percent)	53.00%	53.00%	55.00%										66.00%
Exercise price (in dollars per share)	$ 7.25			$ 8.79	$ 4.18	$ 22.18	$ 19.25							$ 4.58	$ 11.00
Fair value of the underlying common shares (in dollars per share)	$ 7.49			$ 8.79	$ 5.44	$ 22.18	$ 19.25						$ 7.49
Unrecognized compensation expense
Total unrecognized compensation expense related to share options granted (in dollars)	$ 3,876
Weighted-average period for recognition of compensation cost	2 years 1 month 28 days